SUBSIDIARY EQUITY OBLIGATIONS - Narrative (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2014 USD ($) tranche	Dec. 31, 2023 USD ($)	Dec. 31, 2022 $ / shares
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units	$ 1,042		$ 1,625
Liquidation preference per unit | $ / shares	$ 25.00
Limited-Life Funds and Redeemable Fund Units	$ 139		263
Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 1,800
Number of tranches | tranche		3
Exchangeable price of BPY preferred units issued to QIA | $ / shares				$ 25.70
2021 | Brookfield Property Partners L.P. [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred equity units		$ 600
Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	158
Real Estate
Disclosure of subsidiaries [line items]
Limited-Life Funds and Redeemable Fund Units			189
Subsidiary preferred shares and capital	3,578		2,257
Real Estate | Preferred equity held by third party investor in Rouse Properties L.P.
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	158		145
Real Estate | Preferred Equity held by BSREP V Iron REIT [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	69		0
Real Estate | Preferred Equity held in BSREP III U.S. Senior Living [Member]
Disclosure of subsidiaries [line items]
Subsidiary preferred shares and capital	$ 24		$ 25